UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22520

Oppenheimer Ultra-Short Duration Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2013 / Unaudited

	Principal Amount	Value
Corporate Bonds and Notes—46.0%
Consumer Discretionary—5.3%
Automobiles—4.9%
American Honda Finance Corp., 0.652% Sr. Unsec. Nts., 6/18/14[1,2]	$3,500,000	$3,510,724
Daimler Finance North America LLC:
0.843% Sr. Unsec. Nts., 1/9/15[1,2]	1,000,000	1,003,879
0.858% Sr. Unsec. Nts., 3/28/14[1,2]	1,095,000	1,097,045
1.30% Sr. Unsec. Nts., 7/31/15[1]	3,560,000	3,583,101
1.65% Sr. Unsec. Nts., 4/10/15[1]	2,000,000	2,022,064
1.875% Sr. Unsec. Nts., 9/15/14[1]	2,750,000	2,779,824
Volkswagen International Finance NV:
0.864% Sr. Unsec. Nts., 11/20/14[1,2]	1,600,000	1,607,253
1.00% Sr. Unsec. Nts., 3/21/14[1,2]	6,850,000	6,872,105
1.625% Sr. Unsec. Nts., 3/22/15[1]	5,000,000	5,062,430

		27,538,425
Media—0.4%
Reed Elsevier Capital, Inc., 7.75% Sr. Unsec. Nts., 1/15/14	2,255,000	2,286,196
Consumer Staples—7.5%
Beverages—3.9%
Bottling Group LLC, 6.95% Sr. Unsec. Nts., 3/15/14	3,957,000	4,051,553
Diageo Capital plc, 7.375% Sr. Unsec. Unsub. Nts., 1/15/14	9,345,000	9,470,933
PepsiCo, Inc., 0.436% Sr. Unsec. Nts., 7/30/15[2]	5,000,000	5,005,100
SABMiller plc, 5.70% Sr. Unsec. Nts., 1/15/14[1]	3,443,000	3,477,568

		22,005,154
Food & Staples Retailing—0.9%
Kroger Co., 7.50% Sr. Unsec. Nts., 1/15/14	5,060,000	5,128,568
Tobacco—2.7%
Altria Group, Inc., 8.50% Sr. Unsec. Nts., 11/10/13	6,592,000	6,599,258
BAT International Finance plc, 8.125% Sr. Unsec. Nts., 11/15/13[1]	8,350,000	8,367,159

		14,966,417
Energy—3.5%
Oil, Gas & Consumable Fuels—3.5%
DCP Midstream LLC, 9.70% Sr. Unsec. Nts., 12/1/13[1]	8,375,000	8,427,419
Husky Energy, Inc., 5.90% Sr. Unsec. Nts., 6/15/14	11,021,000	11,372,052

		19,799,471
Financials—19.5%
Capital Markets—0.8%
UBS AG, Stamford, CT, 2.25% Sr. Unsec. Nts., 1/28/14	4,340,000	4,359,703
Commercial Banks—15.6%
Australia & New Zealand Banking Group Ltd., 0.984% Sr. Unsec. Nts., 1/10/14[1,2]	2,000,000	2,003,298
Bank of Nova Scotia:
1.85% Sr. Unsec. Nts., 1/12/15	5,800,000	5,895,787
2.05% Sr. Unsec. Nts., 10/7/15	4,500,000	4,623,448

Barclays Bank plc, 5.20% Sr. Unsec. Nts., 7/10/14	2,530,000	2,612,460
BNP Paribas SA:
1.144% Sr. Unsec. Nts., 1/10/14[2]	7,000,000	7,011,165
3.002% Sr. Unsec. Nts., 12/20/14[2]	3,121,000	3,215,117
Commonwealth Bank of Australia, 0.984% Sr. Unsec. Nts., 3/17/14[1,2]	1,500,000	1,504,587

1    OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
HSBC Bank plc, 1.044% Sr. Unsec. Nts., 1/17/14[1,2]	$2,500,000	$2,504,190
HSBC USA, Inc., 2.375% Sr. Unsec. Nts., 2/13/15	7,667,000	7,845,879
National Australia Bank Ltd.:
1.02% Sr. Unsec. Nts., 12/10/13[1,2]	2,000,000	2,001,698
3.75% Sr. Unsec. Nts., 3/2/15[1]	2,400,000	2,498,494
Nordea Bank AB, 2.25% Sr. Unsec. Nts., 3/20/15[1]	8,000,000	8,178,776
Rabobank Nederland:
2.125% Sr. Unsec. Nts., 10/13/15	2,500,000	2,567,888
3.20% Sr. Unsec. Nts., 3/11/15[1]	1,472,000	1,523,533
Royal Bank of Canada:
0.85% Sr. Unsec. Nts., 3/8/16	5,000,000	5,002,165
0.936% Sr. Unsec. Nts., 10/30/14[2]	1,500,000	1,510,562
Societe Generale SA:
1.574% Sr. Unsec. Nts., 12/13/13[1,2]	2,000,000	2,002,116
2.50% Sr. Unsec. Nts., 1/15/14[1]	9,406,000	9,435,714
Toronto-Dominion Bank (The), 0.715% Sr. Unsec. Nts., 11/1/13[2]	3,000,000	3,000,000
Wells Fargo Bank NA:
0.522% Sr. Unsec. Nts., 7/20/15[2]	4,000,000	4,007,772
0.75% Sr. Unsec. Nts., 7/20/15	4,000,000	4,009,352
Westpac Banking Corp.:
0.978% Sr. Unsec. Nts., 3/31/14[1,2]	1,500,000	1,505,065
0.988% Sr. Unsec. Nts., 12/9/13[2]	1,610,000	1,611,235

		86,070,301
Consumer Finance—2.3%
American Express Credit Corp., 5.125% Sr. Unsec. Nts., 8/25/14	1,955,000	2,029,272
Capital One Financial Corp., 7.375% Sr. Unsec. Nts., 5/23/14	10,352,000	10,734,268

		12,763,540
Diversified Financial Services—0.8%
ING Bank NV:
1.658% Sr. Unsec. Nts., 6/9/14[1,2]	2,000,000	2,013,892
2.375% Sr. Unsec. Nts., 6/9/14[1]	2,000,000	2,018,866

		4,032,758
Health Care—0.5%
Pharmaceuticals—0.5%
Teva Pharmaceutical Finance Co. BV, 1.166% Sr. Unsec. Nts., 11/8/13[2]	3,010,000	3,010,156
Industrials—4.0%
Industrial Conglomerates—2.7%
General Electric Capital Corp.:
0.514% Sr. Unsec. Nts., 9/15/14[2]	2,750,000	2,756,853
0.898% Sr. Unsec. Nts., 9/30/15[2]	1,165,000	1,169,793
1.093% Sr. Unsec. Unsub. Nts., 1/7/14[2]	2,000,000	2,003,216
1.625% Sr. Unsec. Nts., 7/2/15	2,500,000	2,541,292
2.25% Sr. Unsec. Nts., 11/9/15	2,000,000	2,058,058
4.375% Sr. Unsec. Nts., 9/21/15	1,600,000	1,708,800
4.875% Sr. Unsec. Nts., 3/4/15	1,480,000	1,564,483
6.90% Sr. Unsec. Nts., 9/15/15	560,000	620,078

		14,422,573

2    OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Road & Rail—1.3%
Union Pacific Corp.:
4.875% Sr. Unsec. Nts., 1/15/15	$2,410,000	$2,531,758
5.125% Sr. Unsec. Nts., 2/15/14	4,666,000	4,727,484

		7,259,242
Materials—2.7%
Chemicals—1.5%
Potash Corp. of Saskatchewan, Inc., 5.25% Sr. Unsec. Nts., 5/15/14	7,900,000	8,095,312
Metals & Mining—1.2%
Rio Tinto Finance USA Ltd., 4.005% Sr. Unsec. Nts., 5/1/14	4,525,000	4,708,724
Rio Tinto Finance USA plc, 0.802% Sr. Unsec. Nts., 6/19/15[2]	2,500,000	2,503,107

		7,211,831
Telecommunication Services—2.1%
Diversified Telecommunication Services—2.1%
Cellco Partnership/Verizon Wireless Capital LLC:
5.55% Sr. Unsec. Nts., 2/1/14	6,821,000	6,896,863
7.375% Sr. Unsec. Nts., 11/15/13	4,975,000	4,984,408

		11,881,271
Utilities—0.9%
Electric Utilities—0.9%
Duke Energy Corp., 6.30% Sr. Unsec. Nts., 2/1/14	5,224,000	5,295,527

Total Corporate Bonds and Notes (Cost $255,855,694)		256,126,445
Certificates of Deposit—5.3%
Bank of Nova Scotia, Houston, TX, 0.786%, 1/30/14[2]	3,000,000	3,003,678
BNP Paribas, New York, 0.74%, 1/15/14	5,500,000	5,506,017
Commonwealth Bank of Australia, 0.752%, 9/20/16[1,2,3]	3,000,000	3,003,018
Deutsche Bank AG, New York, 0.62%, 7/15/14	5,000,000	5,008,468
Nordea Bank Finland plc, New York, 0.708%, 1/27/14[2]	600,000	600,921
Rabobank Nederland NV, New York, 0.594%, 1/17/14[2]	3,000,000	3,003,108
Skandinaviska Enskilda Banken AB, New York:
0.592%, 9/21/15[2]	5,000,000	4,977,860
0.756%, 10/20/14[2]	4,500,000	4,499,248

Total Certificates of Deposit (Cost $29,601,381)		29,602,318
Short-Term Notes—57.1%
Banks—2.3%
Commonwealth Bank of Australia, 3.50%, 3/19/15[1,3]	5,000,000	5,199,790
Nordea Bank AB, 3.70%, 11/13/14[1]	1,692,000	1,748,232
Societe Generale North America, Inc., 0.502%, 5/14/14	5,000,000	4,990,792
UBS AG, Stamford, CT, 1.238%, 1/28/14[2]	1,100,000	1,102,881

		13,041,695
Beverages—1.3%
Barcardi Corp., 0.27%, 11/13/13[3]	7,000,000	6,999,370
Building Products—2.0%
Holcim US Finance SARL:
0.42%, 12/10/13[3]	9,000,000	8,997,430
0.45%, 1/9/14[3]	2,000,000	1,998,884

		10,996,314
Chemicals—4.3%
Air Gas, Inc., 0.27%, 11/18/13[3]	11,450,000	11,448,540

3    OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
FMC Corp.:
0.30%, 11/4/13[3]	$2,000,000	$1,999,950
0.34%, 11/8/13[3]	7,000,000	6,999,537
0.35%, 11/18/13[3]	3,500,000	3,499,422

		23,947,449
Diversified Financial Services—0.4%
General Electric Capital Corp.:
0.465% Sr. Unsec. Nts., 5/11/16[2]	1,025,000	1,020,315
1.136% Sr. Unsec. Nts., 5/9/16[2]	1,170,000	1,180,909

		2,201,224
Electric Utilities—5.6%
Centrica plc:
0.31%, 11/13/13[3]	11,500,000	11,499,108
0.33%, 11/22/13[3]	9,350,000	9,348,674
Northeast Utilities, 0.22%, 11/6/13[3]	10,000,000	9,999,694

		30,847,476
Energy Equipment & Services—1.8%
FMC Technologies, Inc., 0.43%, 12/16/13[3]	10,000,000	9,996,665
Food Products—1.8%
General Mills, Inc., 0.42%, 12/2/13[3]	9,783,000	9,779,462
Insurance—4.0%
Prudential Financial, Inc.:
0.583%, 6/27/14[3]	2,000,000	1,993,653
0.602%, 4/23/14[3]	1,000,000	998,154
0.602%, 5/5/14[3]	1,000,000	997,944
0.602%, 5/27/14	1,000,000	997,533
0.603%, 12/27/13[3]	8,000,000	7,996,884
0.603%, 1/24/14-2/4/14[3]	7,500,000	7,494,717
0.613%, 4/29/14[3]	2,000,000	1,996,100

		22,474,985
Leasing & Factoring—7.2%
American Honda Finance Corp., 1%, 8/11/15[1]	4,607,000	4,633,472
Daimler Finance North America LLC, 0.865%, 11/5/13[3]	2,000,000	1,999,944
Hitachi Capital America Corp.:
0.35%, 11/22/13	15,000,000	14,996,938
0.35%, 11/25/13	1,400,000	1,399,673
0.37%, 11/8/13	6,000,000	5,999,568
Nissan Motors Acceptance Corp., 0.26%, 11/5/13[3]	11,000,000	10,999,682

		40,029,227
Metals & Mining—2.0%
Glencore Funding LLC, 0.404%, 11/6/13	11,000,000	10,999,383
Municipals—6.0%
Albany Industrial Development Agency Revenue Bonds, Albany Medical Center, 0.85%, 5/1/27[2]	1,150,000	1,150,000
Albuquerque, NM Industrial Revenue Bonds, CVI Laser Corp. Project, Series 1998, 0.35%, 6/1/18[2]	1,000,000	1,000,000
Grant Cnty., WV County Commission Solid Waste Disposal Revenue Bonds, 0.35%, 11/1/13	4,500,000	4,500,000
Indiana Development Finance Authority Revenue Bonds, PSI Energy, Inc. Projects, 0.33%, 12/1/38[2]	6,000,000	6,000,000
Jackson, TN Energy Authority Refunding Bonds, 0.60%, 4/1/14	1,875,000	1,875,656

4    OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Municipals (Continued)
LA Stadium & Exposition District Revenue Refunding Bonds, Series 2013A, 0.985%, 7/1/14	$1,920,000	$1,921,651
NY Metropolitan Transportation Authority Revenue Refunding Bonds, 0.618%, 11/1/15[2]	3,000,000	2,995,950
Union County, AR Industrial Development Revenue Bonds, Tin Fiber Project, 0.32%, 10/1/27[2]	10,350,000	10,350,000
Valdosta-Lowndes County, GA Industrial Development Authority Revenue Bonds, Steeda Autosports, Inc. Project, 0.33%, 2/1/29[2]	3,850,000	3,850,000

		33,643,257
Oil, Gas & Consumable Fuels—4.5%
Canadian Natural Resources:
0.30%, 11/25/13[1]	3,000,000	2,999,400
0.36%, 11/12/13[1]	8,000,000	7,999,120
Eni Finance USA, Inc.:
0.754%, 1/15/14[3]	4,000,000	3,997,796
0.857%, 4/7/14[3]	3,000,000	2,995,247
0.857%, 4/10/14[3]	7,000,000	6,988,573

		24,980,136
Receivables Finance—4.2%
Arabella Finance LLC, 0.45%, 11/4/13[3]	23,600,000	23,599,115
Special Purpose Financial—5.0%
Collateralized Commercial Paper II Co. LLC, 0.502%, 3/14/14[1]	6,000,000	5,994,424
Institutional Secured Funding LLC, 0.551%, 11/27/13[1]	4,500,000	4,499,517
Northern Pines, 0.502%, 2/4/14[1]	7,000,000	6,992,160
Omnicom Capital, Inc., 0.30%, 11/4/13[3]	10,000,000	9,999,750

		27,485,851
Telephone Utilities—2.4%
AT&T, Inc., 0.30%, 11/4/13[3]	10,500,000	10,499,738
Vodafone Group plc, 0.755%, 12/30/13	2,800,000	2,798,693

		13,298,431
Water Utilities—2.3%
American Water Capital Corp.:
0.28%, 11/6/13[3]	5,000,000	4,999,806
0.32%, 11/15/13[3]	1,400,000	1,399,826
0.32%, 11/22/13[3]	6,500,000	6,498,787

		12,898,419

Total Short-Term Notes (Cost $317,144,838)		317,218,509

	Shares
Investment Company—0.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[4,5] (Cost $505)	505	505

Total Investments, at Value (Cost $602,602,418)	108.4%	602,947,777

Liabilities in Excess of Other Assets	(8.4)	(46,652,301)

Net Assets	100.0%	$556,295,476

5    OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $128,069,933 or 23.02% of the Fund’s net assets as of October 31, 2013.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $206,225,260 or 37.07% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares July 31, 2013	Gross Additions	Gross Reductions	Shares October 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	—	65,050,505	65,050,000	505

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$505	$427

5.	Rate shown is the 7-day yield as of October 31, 2013.

6    OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has changed its name to Oppenheimer Ultra-Short Duration Fund from Oppenheimer Short Duration Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is

7    OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

8    OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Bonds and Notes	$—	$256,126,445	$—	$256,126,445
Certificates of Deposit	—	29,602,318	—	29,602,318
Short-Term Notes	—	317,218,509	—	317,218,509
Investment Company	505	—	—	505

Total Assets	$505	$602,947,272	$—	$602,947,777

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are

9    OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$602,602,632

Gross unrealized appreciation	$417,674
Gross unrealized depreciation	(72,529)

Net unrealized appreciation	$345,145

10    OPPENHEIMER ULTRA-SHORT DURATION FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Ultra-Short Duration Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013